Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Due to Related Parties	$ 222,247		$ 282,855	$ 322,120
Consulting Fees	55,502	$ 47,190	251,797	241,327
President [Member]
Due to Related Parties	167,113		223,799	203,953
Consulting Fees	22,726	23,595	101,643	120,000
Company Controller By President [Member]
Due to Related Parties	1,264		2,176	59,409
Mother of President [Member]
Due to Related Parties	53,870		56,880	58,758
Chief Financial Officer [Member]
Due to Related Parties			12,522
Consulting Fees	22,726	$ 23,595	101,643	120,000
Company Controller By Chief Financial Officer [Member]
Due to Related Parties	$ 240,975		$ 243,969